Business And Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2015	Nov. 30, 2008
Business and Significant Accounting Policies
Equity Method Investment, Maximum Ownership Percentage For Accounting Treatment	50.00%
Oncor [Member]
Business and Significant Accounting Policies
Equity method investment, ownership (as a percent)	80.00%
Sale of equity ownership interest (as a percent)		19.75%